Note 7 - Share-based Compensation - Employee and Director Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Granted (in shares)	0	216,667,000,000
Balance (in shares)	244,000
Balance (in dollars per share)	$ 38.76
Employees and Directors [Member]
Balance (in shares)	245,000	63,000
Balance (in dollars per share)	$ 39.06	$ 117.54
Granted (in shares)		217,000
Granted (in dollars per share)		$ 13.20
Cancelled/Expired (in shares)	(1,000)	(35,000)
Cancelled/Expired (in dollars per share)	$ 67.86	$ 19.74
Balance (in shares)	244,000	245,000
Balance (in dollars per share)	$ 38.94	$ 39.06